Quarterly Financial Information	12 Months Ended
Sep. 30, 2011
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
Quarterly Financial Information – (Unaudited)

The results of any single quarter are not necessarily indicative of the Company’s results for the full year. Net earnings of the Company are impacted in the first quarter by the additional battery product sales volume associated with the December holiday season. Data are computed independently for each of the periods presented. As a result, the sum of the amounts for the quarter may not equal the total for the year.

	First	Second	Third	Fourth
Fiscal 2011

Net sales	$1,177.1	$1,035.3	$1,234.5	$1,198.8
Gross profit	555.6	471.1	573.0	546.0

Net earnings	110.4	39.1	65.9	45.8

Basic earnings per share	$1.56	$0.56	$0.95	$0.67
Diluted earnings per share	$1.55	$0.55	$0.94	$0.67

Items increasing/(decreasing) net earnings:
Household Products restructuring	$(1.3)	$(30.0)	$(16.9)	$(15.3)
Early debt retirement/duplicate interest	—	—	(12.5)	(1.9)
ASR transaction costs/integration	(3.8)	(0.9)	(2.5)	(1.2)
Acquisition inventory valuation	(1.7)	(2.7)	—	—
Other realignment/integration costs	(0.2)	(1.9)	0.2	(0.1)
Venezuela devaluation/other impacts	(2.3)	1.0	—	(0.5)
Valuation allowance, other tax adjustments, prior year foreign tax benefits	—	—	1.1	(10.8)

	First	Second	Third	Fourth
Fiscal 2010

Net sales	$1,176.7	$935.1	$1,076.8	$1,059.7
Gross profit	560.2	447.2	517.6	494.3

Net earnings	125.7	88.5	104.0	84.8

Basic earnings per share	$1.80	$1.27	$1.48	$1.21
Diluted earnings per share	$1.78	$1.25	$1.47	$1.20

Items increasing/(decreasing) net earnings:
Venezuela devaluation/other impacts	$(25.5)	$2.8	$5.7	$2.8
VERO/separation costs	—	—	(0.1)	0.2
Integration costs	(1.0)	(0.6)	(0.3)	0.1
Provisions for restructuring and related costs	(3.5)	(0.5)	(0.5)	(1.1)
Tax benefits - special foreign tax credit	—	—	—	23.5
Valuation allowance, other tax adjustments, prior year foreign tax benefits	—	—	3.7	2.4